TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Related Party Explanatory [Abstract]
Disclosure of transactions between related parties [text block]
The following table presents the main transactions with related parties as of December 31, 2018 and 2017:

	2018	2017
	S/(000)	S/(000)

Statement of financial position -
Direct loans	2,544,431	1,468,211
Investments	775,397	715,490
Deposits	(425,938)	(1,022,462)
Derivatives at fair value	890	(2,674)

Statement of income
Interest income related to loans	2,404	23,992
Interest expenses related to deposits	(965)	(8,342)
Other income	688	7,247

Off-balance sheet
Indirect loans	325,427	385,360

Disclosure Of Amounts Incurred By Entity For Provision Of Key Management Personnel Services Provided By Separate Management Entities Explanatory [Text Block]
The Group’s key executives’ compensation (including the related income taxes assumed by the Group) as of December 31, 2018, 2017 and 2016 was as follows

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Director’s compensation	5,665	5,318	5,510
Senior Management Compensation:
Remuneration	48,164	41,211	43,177
Stock awards vested	33,429	32,142	30,122
Total	87,258	78,671	78,809

Disclosure of financial assets [text block]	At December 31, 2018 and 2017 the Group holds interests in various funds managed by certain of the Group’s subsidiaries. The details of the funds are presented below:

2018
S/(000)
At fair value through profit or loss:
Mutual funds and hedge funds
Soles	18,394
Bolivianos	104,596
U.S. Dollars	76,887
Colombian pesos	5,201
Chilean pesos	6,938
Total	212,016

Restricted mutual funds, Note 6(a)(ii)	407,350

2017
S/(000)
At fair value through profit or loss and available-for-sale investments:
Mutual funds and hedge funds:
Soles	125,056
Bolivianos	77,804
U.S. Dollars	40,588
Colombian pesos	21,525
Chilean pesos	14,267
Total	279,240

Restricted mutual funds, Note 6(c)(vi)	416,696